Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Residual Value	Estimated useful lives are as follows, taking into account the assets’ estimated residual value:
Category	Estimated useful lives
Electronic equipment	3-5 years
Vehicles	5 years
Machinery and equipment	5-10 years

Schedule of Revenue by Major Revenue	The following table presents revenue by major revenue type for the years ended December 31, 2023 and 2022, respectively:
	For the years ended December 31,
	2023	2022
Mold production	$6,639,632	$6,583,747
Mold repair	1,084,881	1,137,648
Machining services	501,398	305,369
Total	$8,225,911	$8,026,764

Schedule of Currency Exchange Rates that Were Used in Preparing the Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:
	For the years ended December 31,		For the years ended December 31,
	2023	2022	2023	2022
Foreign currency
RMB:1USD	7.0827	6.9646	7.0467	6.7261